UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number             811-08090

                               Lincoln Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

1300 South Clinton Street

                                 Fort Wayne, Indiana 46802

(Address of principal executive offices) (Zip code)

Jill R. Whitelaw, Esq.

Lincoln Financial Group

150 North Radnor Chester Road

                                       Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies of all communications to:

Robert A. Robertson, Esq.

Dechert LLP

2010 Main Street

Suite 500

Irvine, CA 92614

Registrant’s telephone number, including area code:  (260) 455-3404

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

* Explanatory Note

The Registrant is filing this amendment to its Form N-CSR for the period ended December 31, 2013, originally filed with the Securities and Exchange Commission on February 26, 2014 (Accession Number 0001193125-14-068868) to amend Item 1. The purpose of this amendment is to supplement the following Annual Reports to Shareholders, in respect of the named funds for each listed annual report:

LVIP Managed Risk American Allocation Target Risk Funds’ Annual Report:

•	LVIP Managed Risk American Growth Allocation Fund

LVIP Managed Risk Profile Funds’ Annual Report:

•	LVIP Managed Risk Profile Moderate Fund
•	LVIP Managed Risk Profile Growth Fund

LVIP Managed Risk Profile Target Maturity Funds’ Annual Report:

•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP Managed Risk Profile 2030 Fund
•	LVIP Managed Risk Profile 2040 Fund
•	LVIP Managed Risk Profile 2050 Fund

Item 1 (supplemented further herein) and items 2 through 12(a)(1) to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on February 26, 2014 (Accession Number 0001193125-14-068868).

LVIP Managed Risk Profile Target Maturity Funds

LVIP Managed Risk Profile 2010 Fund

LVIP Managed Risk Profile 2020 Fund

LVIP Managed Risk Profile 2030 Fund

LVIP Managed Risk Profile 2040 Fund

LVIP Managed Risk Profile 2050 Fund

Supplement Dated November 18, 2014

to the Annual Report to Shareholders dated December 31, 2013 (“Annual Report”)

This Supplement updates certain information in the Funds’ Annual Report.

Please keep this Supplement with your Annual Report and other important records.

Revisions to the Annual Report for the LVIP Managed Risk Profile Target Maturity Funds:

Returns for the fiscal year ended December 31, 2013 for each Fund’s broad-based benchmark index, the Wilshire 5000 Total Market IndexSM (“Wilshire 5000”), presented in the 2013 Annual Report Commentary are deleted and replaced with “33.06%”.

The “Growth of $10,000” charts for each Fund presented on pages 2-4 of the 2013 Annual Report Commentary are deleted and replaced with the following:

LVIP Managed Risk Profile 2010 Fund Growth of $10,000 invested 4/30/07 through 12/31/13	LVIP Managed Risk Profile 2020 Fund Growth of $10,000 invested 4/30/07 through 12/31/13

LVIP Managed Risk Profile 2030 Fund Growth of $10,000 invested 4/30/07 through 12/31/13	LVIP Managed Risk Profile 2040 Fund Growth of $10,000 invested 4/30/07 through 12/31/13

LVIP Managed Risk Profile 2050 Fund

Growth of $10,000 invested 5/2/11 through 12/31/13

LVIP Managed Risk American Allocation Target Risk Funds

LVIP Managed Risk American Growth Allocation Fund

Supplement Dated November 18, 2014

to the Annual Report to Shareholders dated December 31, 2013 (“Annual Report”)

This Supplement updates certain information in the Fund’s Annual Report.

Please keep this Supplement with your Annual Report and other important records.

Revisions to the Annual Report for the LVIP Managed Risk American Allocation Target Risk Funds:

Returns for the fiscal year ended December 31, 2013 for the LVIP Managed Risk American Growth Allocation Fund’s broad-based benchmark index, the Wilshire 5000 Total Market IndexSM (“Wilshire 5000”), presented in the 2013 Annual Report Commentary are deleted and replaced with “33.06%”.

The “Growth of $10,000” charts for the Fund presented on page 2 of the 2013 Annual Report Commentary is deleted and replaced with the following:

LVIP Managed Risk American Growth Allocation Fund

Growth of $10,000 invested 3/6/12 through 12/31/13

LVIP Managed Risk Profile Funds

LVIP Managed Risk Profile Moderate Fund

LVIP Managed Risk Profile Growth Fund

(the “Funds”)

Supplement Dated November 18, 2014

to the Annual Report to Shareholders dated December 31, 2013 (“Annual Report”)

This Supplement updates certain information in the Funds’ Annual Report.

Please keep this Supplement with your Annual Report and other important records.

Revisions to the Annual Report for the LVIP Managed Risk Profile Funds:

Returns for the fiscal year ended December 31, 2013 for the Funds’ broad-based benchmark index, the Wilshire 5000 Total Market IndexSM (“Wilshire 5000”), presented in the 2013 Annual Report Commentary are deleted and replaced with “33.06%”.

The “Growth of $10,000” charts for each Fund presented on pages 2-3 of the 2013 Annual Report Commentary are deleted and replaced with the following:

LVIP Managed Risk Profile Growth Fund Growth of $10,000 invested 5/3/05 through 12/31/13	LVIP Managed Risk Profile Moderate Fund Growth of $10,000 invested 5/3/05 through 12/31/13

Item 12. Exhibits.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Lincoln Variable Insurance Products Trust

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel R. Hayes
Daniel R. Hayes, President
(principal executive officer)

Date November 18, 2014

By (Signature and Title)*	/s/ William P. Flory, Jr.
William P. Flory, Jr., Chief Accounting Officer
(principal financial officer)

Date November 18, 2014

*	Print the name and title of each signing officer under his or her signature.